Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Fair Value Disclosures [Abstract]
Unrealized gains (losses) in OCI related to Available-for-sale securities	¥ 12	¥ 5
Unrealized gains (losses) in OCI related to Long-term debt	¥ (14)	¥ 6